GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:	GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various markets. While the Company has offerings in multiple enterprise markets, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenue for the years ended December 31, 2022, 2021 and 2020, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2022	2021	2020

North America (mainly U.S.)	$561,959	$423,571	$272,220
Europe	69,019	48,109	49,222
Other	9,278	6,818	6,621

	$640,256	$478,498	$328,063

The total revenue are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s long-lived assets as of December 31, 2022 and 2021:

	December 31,
	2022	2021

Israel	$6,176	$8,049
U.S.	7,427	7,524
Europe	138	216

	$13,741	$15,789